CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
REVENUES
Government contract revenue	$ 479,075	$ 644,887	$ 530,371	$ 840,483	$ 1,623,769	$ 1,230,004
OPERATING EXPENSES
Professional fees	308,821	327,511	710,434	651,581	1,521,397	1,892,270
Payroll and related expenses	544,354	404,849	1,165,040	863,480	2,227,194	2,166,989
General and administrative	227,092	142,323	428,097	339,014	931,106	746,099
Total operating expenses	1,080,267	874,683	2,303,571	1,854,075	4,679,697	4,805,358
OPERATING LOSS	(601,192)	(229,796)	(1,773,200)	(1,013,592)	(3,055,928)	(3,575,354)
OTHER EXPENSE
Loss on debt conversion	65,493	17,467	2,531,123	40,256	40,257	139,839
(Gain)/loss on change in fair value of derivative liability	0	2,992,002	0	2,382,877	8,547,015	44,705
Loss on litigation settlement	0	0	0	0	583,601	0
Other expenses	0	0	0	0	(75,060)	(172)
Interest and other debt expenses	78,145	110,405	144,799	216,443	1,287,221	1,132,314
Loss on extension of warrants	143,363	0	143,363	0	0	0
Total other expense	287,001	3,119,874	2,819,285	2,639,576	10,383,034	1,316,686
NET LOSS BEFORE NONCONTROLLING INTERESTS	(888,193)	(3,349,670)	(4,592,485)	(3,653,168)	(13,438,962)	(4,892,040)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(40,784)	0	(89,135)	0	(81,730)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (847,409)	$ (3,349,670)	$ (4,503,350)	$ (3,653,168)	$ (13,357,232)	$ (4,892,040)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0.00	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	259,369,911	187,643,582	243,494,916	182,004,220	194,058,972	149,223,601